BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about foreign exchange rates used (Details)	12 Months Ended
	Aug. 31, 2021 CAD_USD Rand_USD	Aug. 31, 2020 CAD_USD Rand_USD
Rand / USD [Member]
Foreign Exchange Rates [Line Items]
Year-end rate | Rand_USD	14.5241	16.8916
Year average rate | Rand_USD	15.0043	16.0676
CAD / USD [Member]
Foreign Exchange Rates [Line Items]
Year-end rate | CAD_USD	1.2617	1.3042
Year average rate | CAD_USD	1.2688	1.3458